Contingent Acquisitions (Details Textual) - USD ($)	12 Months Ended
	Dec. 31, 2015	Mar. 31, 2015
Business Acquisition [Line Items]
Acquisition Funds Wrote Off Deposit	$ 100,000
Vivo Pharm Pty. Ltd [Member]
Business Acquisition [Line Items]
Purchase Price For Shares Purchased		$ 12,063,084
Payable By Way of Deposit Prior To The Closing Of The Acquisition		100,000
Payable In Cash At The Closing Of The Acquisition		$ 5,690,280
Business Acquisition, Percentage of Voting Interests Acquired		100.00%
Vivo Pharm Pty. Ltd [Member] | Convertible Preferred Stock [Member]
Business Acquisition [Line Items]
Payable In The Form Of Share Capital		$ 6,272,804
Payable In The Form Of Shares		627,280.4
Preferred Stock, Liquidation Preference Per Share		$ 10.00